SHARE-BASED PAYMENT ARRANGEMENTS - Summary of RSAs Measured at Fair Value at Grant Date (Details) - $ / shares	Sep. 01, 2024	Mar. 01, 2024	Mar. 01, 2023	Mar. 01, 2022
2021 RSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price at measurement date (NT$ in dollars)				$ 604
Risk-free interest rate				0.57%
2021 RSAs | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected price volatility				25.34%
Expected life				1 year
2021 RSAs | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected price volatility				28.28%
Expected life				3 years
2022 RSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price at measurement date (NT$ in dollars)			$ 511
Risk-free interest rate			1.06%
2022 RSAs | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected price volatility			29.34%
Expected life			1 year
2022 RSAs | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected price volatility			32.11%
Expected life			3 years
2023 RSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price at measurement date (NT$ in dollars)		$ 689
Risk-free interest rate		1.16%
2023 RSAs | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected price volatility		24.77%
Expected life		1 year
2023 RSAs | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected price volatility		26.12%
Expected life		3 years
2024 RSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price at measurement date (NT$ in dollars)	$ 944
Risk-free interest rate	1.40%
2024 RSAs | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected price volatility	25.51%
Expected life	1 year
2024 RSAs | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected price volatility	29.87%
Expected life	3 years